UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ X]; Amendment Number: 4
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason, Inc.
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-1700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter L. Bain
Title:     Senior Executive Vice Prsesident
Phone:     410-454-3227

Signature, Place, and Date of Signing:

     Peter L. Bain     Baltimore, MD     December 21, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-3428                       Private Capital Management, LP
       28-3780                       Royce & Associates, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $52,446 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


5   28-6393                      Bingham Legg Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI AUSTRALIA   464286103    5475    258271 SH       DEFINED  5             109221      0     149050
ISHARES INC                    MSCI BRAZIL      464286400    2908     75595 SH       DEFINED  5              32550      0      43045
ISHARES INC                    MSCI CDA INDEX   464286509   13156    548206 SH       DEFINED  5             266193      0     282013
ISHARES INC                    MSCI FRANCE      464286707    1954     62016 SH       DEFINED  5              18293      0      43723
ISHARES INC                    MSCI TAIWAN      464286731     144     11300 SH       DEFINED  5              11300      0          0
ISHARES INC                    MSCI GERMAN      464286806     579     24100 SH       DEFINED  5              12775      0      11325
ISHARES INC                    MSCI JAPAN       464286848   10722    791921 SH       DEFINED  5             363804      0     428117
ISHARES TR                     S&P 100 IDX FD   464287101   10393    167314 SH       DEFINED  5              77700      0      89614
ISHARES TR                     S&P TOPIX 150    464287382     226      1900 SH       DEFINED  5               1900      0          0
ISHARES TR                     MSCI EAFE INDEX  464287465     535      7900 SH       DEFINED  5               1700      0       6200
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    3194     24600 SH       DEFINED  5              11075      0      13525
SPDR TR                        UNIT SER 1       78462F103     587      4400 SH       DEFINED  5               3000      0       1400
STREETTRACKS GOLD TR           GOLD SHS         863307104    2573     43271 SH       DEFINED  5              14750      0      28521